Segment Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) segment	Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)
Summary information by segment
Number of principal business segments | segment	2
Revenues	$ 477,891	$ 334,172	[1]	$ 188,313	[1]
Advertising & Marketing
Summary information by segment
Revenues	402,415	264,782		148,426
Other
Summary information by segment
Revenues	$ 75,476	$ 69,390		$ 39,887

[1]	The above consolidated statements of income (loss) and comprehensive income (loss) present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).